                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                                 SERIES I SHARES


                         Supplement dated August 1, 2006
                       to the Prospectus dated May 1, 2006



The Board of Trustees of AIM Variable Insurance Funds ("AVIF"), unanimously approved, on August 1, 2006, a Plan of Reorganization ("Plan") pursuant to which AIM V.I. Demographic Trends Fund ("V.I. Demographic Trends Fund"), a series of AVIF, would transfer all of its assets to AIM V.I. Capital Appreciation Fund ("V.I. Capital Appreciation Fund"), also a series of AVIF. The Plan requires approval by V.I. Demographic Trends Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about October 31, 2006. If the Plan is approved by shareholders of V.I. Demographic Trends Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of V.I. Demographic Trends Fund will receive a corresponding class of shares of V.I. Capital Appreciation Fund in exchange for their shares of V.I. Demographic Trends Fund, and V.I. Demographic Trends Fund will cease operations.

                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                                SERIES II SHARES


                         Supplement dated August 1, 2006
                       to the Prospectus dated May 1, 2006



The Board of Trustees of AIM Variable Insurance Funds ("AVIF"), unanimously approved, on August 1, 2006, a Plan of Reorganization ("Plan") pursuant to which AIM V.I. Demographic Trends Fund ("V.I. Demographic Trends Fund"), a series of AVIF, would transfer all of its assets to AIM V.I. Capital Appreciation Fund ("V.I. Capital Appreciation Fund"), also a series of AVIF. The Plan requires approval by V.I. Demographic Trends Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about October 31, 2006. If the Plan is approved by shareholders of V.I. Demographic Trends Fund and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of V.I. Demographic Trends Fund will receive a corresponding class of shares of V.I. Capital Appreciation Fund in exchange for their shares of V.I. Demographic Trends Fund, and V.I. Demographic Trends Fund will cease operations.

                          AIM VARIABLE INSURANCE FUNDS

                          AIM V.I. BASIC BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                        AIM V.I. DEMOGRAPHIC TRENDS FUND
                       AIM V.I. DIVERSIFIED DIVIDEND FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                             AIM V.I. DYNAMICS FUND
                        AIM V.I. FINANCIAL SERVICES FUND
                           AIM V.I. GLOBAL EQUITY FUND
                        AIM V.I. GLOBAL HEALTH CARE FUND

                       AIM V.I. GOVERNMENT SECURITIES FUND
                        AIM V.I. GLOBAL REAL ESTATE FUND
                            AIM V.I. HIGH YIELD FUND
                     AIM V.I. INTERNATIONAL CORE EQUITY FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                         AIM V.I. LARGE CAP GROWTH FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                         AIM V.I. SMALL CAP EQUITY FUND
                         AIM V.I. SMALL CAP GROWTH FUND
                            AIM V.I. TECHNOLOGY FUND
                             AIM V.I. UTILITIES FUND


                         (SERIES I AND SERIES II SHARES)

                        Supplement dated August 1, 2006
          to the Statement of Additional Information dated May 1, 2006


The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

 "NAME, YEAR OF BIRTH AND        TRUSTEE         PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS                 OTHER
 POSITION(s) HELD WITH THE       AND/OR                                                               TRUSTEESHIP(s) HELD
         TRUST                   OFFICER                                                                  BY TRUSTEE
                                  SINCE

INTERESTED PERSONS
Robert H. Graham(1) -- 1946         1993         Director and Chairman, A I M Management              None"
Trustee and Vice Chair                           Group Inc. (financial services holding
                                                 company); Director and Vice Chairman,
                                                 AMVESCAP PLC; Chairman, AMVESCAP PLC --
                                                 AIM Division (parent of AIM and a global
                                                 investment management firm); and Trustee
                                                 and Vice Chair of The AIM Family of
                                                 Funds--Registered Trademark--

                                                 Formerly: President and Chief Executive
                                                 Officer, A I M Management Group Inc.;
                                                 Director, Chairman and President, A I M
                                                 Advisors, Inc. (registered investment
                                                 advisor); Director and Chairman, A I M
                                                 Capital Management, Inc. (registered
                                                 investment advisor), A I M Distributors,
                                                 Inc. (registered broker dealer), AIM
                                                 Investment Services, Inc. (registered
                                                 transfer agent), and Fund Management
                                                 Company (registered broker dealer);
                                                 Chief Executive Officer, AMVESCAP PLC --
                                                 Managed Products; and President and
                                                 Principal Executive Officer of The AIM
                                                 Family of Funds--Registered Trademark--

----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

"OTHER OFFICERS
Philip A. Taylor(2) -- 1954         2006         Director, Chief Executive Officer and                None"
President and Principal                          President, A I M Management Group Inc.,
Executive Officer                                AIM Mutual Fund Dealer Inc., AIM Funds
                                                 Management Inc. and 1371 Preferred Inc.;
                                                 Director and President, A I M Advisors,
                                                 Inc., INVESCO Funds Group, Inc. and AIM
                                                 GP Canada Inc.; Director, A I M Capital
                                                 Management, Inc. and A I M Distributors,
                                                 Inc.; Director and Chairman, AIM
                                                 Investment Services, Inc., Fund
                                                 Management Company and INVECO
                                                 Distributors, Inc.; Director, President
                                                 and Chairman, AVZ Callco Inc., AMVESCAP
                                                 Inc. and AIM Canada Holdings Inc.;
                                                 Director and Chief Executive Officer,
                                                 AIM Trimark Global Fund Inc. and AIM
                                                 Trimark Canada Fund Inc.; and President
                                                 and Principal Executive Officer of The
                                                 AIM Family of Funds--Registered
                                                 Trademark--

                                                 Formerly: Chairman, AIM Canada Holdings,
                                                 Inc.; Executive Vice President and Chief
                                                 Operations Officer, AIM Funds Management
                                                 Inc.; President, AIM Trimark Global Fund
                                                 Inc. and AIM Trimark Canada Fund Inc.;
                                                 and Director, Trimark Trust

----------
(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.

                                       2